UNITED STATES
SECURITIES AND
EXCHANGE
COMMISSION
Washington, D.C
20549

					FORM 13F
				FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
September 30, 2001 Check here if Amendment [ ];
Amendment Number:
This Amendment (Check only one.): [ ] is a
restatement.
						[ ] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name :	FRED STEIN
Address:  c/o NEUBERGER BERMAN, LLC

	605 THIRD AVENUE
	NEW YORK
	NEW YORK 10158-3698
13F File Number:
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that all
required items, statements, schedules, lists,
and tables, are considered integral part(s) of
this form.
Person signing this report on behalf of
Reporting Manager:
Name: FRED STEIN
Title: GENERAL PARTNER, RUTLAND PARTNERS, L.P.
Phone: (212) 476-5860
Signature, Place, and Date of signing:
FRED STEIN, New York, New York, September 30,
2001
Report Type (Check only One)

[ ]  13F Holdings Report
[X]  13F Notice
[ ]  13F Combination Report
List of Other Managers reporting for this
Manager: NEUBERGER BERMAN, LLC
I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934